PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	As of March 31,
	2013	2014

Advance to suppliers(1)	$2,191	$9,022
Deferred IPO cost	—	3,482
Prepaid rental expense	1,511	2,226
Staff advance	939	2,141
Prepaid acquisition fees(2)	—	1,705
Prepaid expenses(3)	1,269	792
Fair value of the forward contracts(4)	—	57
Other receivable	706	587
	$6,616	$20,012

(1)                 Advance to suppliers represents advance payment to suppliers to purchase medical equipment and consumables.

(2)                 Prepaid acquisition fees represent advance payments for acquisitions.

(3)                 Prepaid expenses mainly consist of amounts paid for professional fee and advertisement fees for which relating services have not been provided.

(4)                 The Bayley & Jackson (Hong Kong) entered into two foreign currency exchange forward contracts with Bank of East Asia (“BEA”) in June and July 2013, respectively. Pursuant to those contracts, Bayley & Jackson (Hong Kong) bought two buy RMB20,000, sell USD foreign exchange forward contracts using the quoted exchange rates at 6.2825 and 6.2620, respectively. The Group carries the forward contracts at fair value in its balance sheet and the changes in the exchange forward contract fair value during the each period end are recorded in the statement of the operations. The Group carries the forward contract as asset at fair value at March 31, 2014. The Group measures the fair value of the forward contract on a recurring basis based on a level 2 measure, i.e. the Group uses the market exchange rate to assess the fair value of the forward contract and recognizes the changes in fair value attributable to the difference between the market exchange rate and contractual exchange rate in change in fair value of the forward contracts. For the year ended March 31, 2014, the Group recorded a gain of $57 in change in fair value of the forward contracts. The forward contracts was settled in June 2014.